Property and Equipment, Net	12 Months Ended
Mar. 31, 2019
Successor [Member]
Property and Equipment, Net

Note 7 - Property and Equipment, net

At March 31, 2019 and 2018, property and equipment consisted of the following:

	As of March 31,
	2019	2018

Office furniture and fixtures	$32,489	$25,021
Less: Accumulated Depreciation	(12,135)	(4,813)
	$20,354	$20,208

Depreciation expenses were $7,322, $3,874, $599 and $399 for the years ended March 31, 2019 and 2018 (Successor), period January 11, 2017 through March 31, 2017(Successor), and period April 1, 2016 through January 10, 2017 (Predecessor), respectively.